LEASES	3 Months Ended
Sep. 30, 2025
Leases
LEASES

NOTE 5. LEASES

The Company maintains an operating lease for its office space. The lease has a remaining term of 15 months. The Company determines if an arrangement is a lease at inception. As the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate based on information available at commencement to determine the present value of the lease payments. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. On January 3, 2025, the Company extended the operating lease for its office space to expire on January 31, 2026, and agreed to pay $1,320 on a monthly basis. Leases with an initial term of 12 months or less (“short-term leases”) are not recorded on the balance sheet and are recognized on a straight-line basis over the lease term. The amount of right-of-use assets and lease liabilities were $19,576 as of September 30, 2025. The amount of right-of-use assets and lease liabilities were $22,989 as of June 30, 2025. Aggregate lease expense for the three months ended September 30, 2025, and 2024 was 3,960 and $3,600, respectively.

		Remaining
	Operating	Term in
	Lease	Years
2026	$14,520
2027	5,280
Total lease payments	19,800
Less: imputed interest	(224)
Present value of lease liability	$19,576	1.33